TD Auto Finance LLC	Distribution Date: 10-Oct-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number	13
Distribution Date	11-Oct-11
Record Date	10-Oct-11

Dates Covered	From and Including	To and Including
Collections Period	01-Sep-11	30-Sep-11
Accrual Period	08-Sep-11	10-Oct-11
30/360 Days	30
Actual/360 Days	33

	Number of
Collateral Pool Balance Data	Accounts	$ Amount
Pool Balance — Beginning of Period	115,153	$1,106,520,068.29
Collections of Installment Principal		42,835,665.02
Collections Attributable to Full Payoffs		22,936,287.49
Principal Amount of Repurchases		23,184.89
Principal Amount of Gross Losses		3,558,814.48

Pool Balance — End of Period(EOP)	111,646	$1,037,166,116.41

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	49.37%

Ending Overcollateralization(O/C) Amount	$105,042,025.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	111.269%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,811,027.72	Trigger	Compliance?
Net Credit Loss Percentage	0.986%	8.00%	Yes
Cumulative Net Credit Losses	$20,714,844.45
Cumulative Recovery Ratio	50.388%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$21,364,863.44	2.060%	1,999
61-90 Days Delinquent	2,072,667.71	0.200%	172
91-120 Days Delinquent	617,592.59	0.060%	47
121 Days or More Delinquent	0.00	0.000%	0
Repossessions	3,175,151.64	0.306%	242

(1)	A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount	$5,865,411.94
60+ Days Delinquency Ratio (3 mos weighted avg.)	0.57086%

	Current Month	Prior Month
Weighted Average A.P.R.	7.333%	7.324%
Weighted Average Remaining Term (months)	26.61	27.43
Weighted Average Seasoning (months)	42.34	41.41

TD Auto Finance LLC CFAST 2010-A Monthly Servicer's Certificate (MQ)	Distribution Date: 11-Oct-11 Page 2 of 3

Cash Sources
Collections of Installment Principal		$42,835,665.02
Collections Attributable to Full Payoffs		22,936,287.49
Principal Amount of Repurchases		23,184.89
Recoveries on Loss Accounts		1,747,786.76
Collections of Interest		6,951,073.40
Investment Earnings		447.66
Reserve Account Draw		0.00

Total Sources		$74,494,445.22

Cash Uses
Servicer Fee		$922,100.06
Backup Servicer Fee		9,221.00
A Note Interest		477,275.55
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		69,353,951.88
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		3,162,542.70

Total Cash Uses		$74,494,445.22

Administrative Payment
Total Principal and Interest Sources		$74,494,445.22
Investment Earnings in Trust Account		(447.66)
Daily Collections Remitted		(74,493,997.56)
Reserve Account Draw		0.00
Servicer Fee		(922,100.06)
Distribution to Class E Noteholders		(3,162,542.70)

Payment Due to/(from) Trust Account		($4,084,642.76)

O/C Release (Prospectus pg S42)

Pool Balance		$1,037,166,116

Total Securities		$932,124,090.64

Adjusted O/C Amount		$105,042,025.77

Target Overcollateralization Amount		$105,042,025.77

O/C Release Period?		Yes

O/C Release		$3,162,542.70

Current Net Credit Loss Percentage		0.986%

	Required O/C

If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%

Current Required O/C%		8.000%

TD Auto Finance LLC	Distribution Date: 11-Oct-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face

Class A-1 688,000,000.00 @ 0.33579%	0.00	0.00	0.0000000	0.00	0.0000000	0.00	0.0000000
Class A-2 720,000,000.00 @ 0.69%	409,478,042.52	340,124,090.64	472.3945703	69,353,951.88	96.3249332	235,449.87	0.3270137
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,001,478,042.52	$932,124,090.64		$69,353,951.88		$1,046,629.58

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 33

Manager	05-Oct-11
(248) 427-2557	Date